Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (3,882)	$ (6,504)	$ (13,897)	$ (19,130)
Unrealized gains (losses)	1,704	11,508	5,522	(31,276)
Realized and unrealized loss on non-designated derivative instruments (note 10)	(2,178)	5,004	(8,375)	(50,406)
Unrealized gains (losses)			7,845	4,476
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(4,528)	(6,494)	(13,813)	(19,750)
Unrealized gains (losses)	1,775	8,436	4,211	(18,441)
Realized and unrealized loss on non-designated derivative instruments (note 10)	(2,753)	1,942	(9,602)	(38,191)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	285	1,992	427	(16,765)
Realized and unrealized loss on non-designated derivative instruments (note 10)	285	1,992	427	(16,765)
Interest rate swaption agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			(610)	0
Unrealized gains (losses)			0	0
Realized and unrealized loss on non-designated derivative instruments (note 10)			(610)	0
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	646	(10)	526	620
Unrealized gains (losses)	(356)	1,080	884	3,930
Realized and unrealized loss on non-designated derivative instruments (note 10)	290	1,070	1,410	4,550
Cross-currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	18,925	17,934	50,909	28,055
Realized gains (losses)	(1,598)	(2,283)	(7,219)	(6,903)
Unrealized gains (losses)	20,523	20,217	58,128	34,958
Cross-currency swap agreements termination | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)			(25,733)	0
Realized gains (losses)			(25,733)	0
Unrealized gains (losses)			0	0
Cross-currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	18,925	17,934	25,176	28,055
Realized gains (losses)	(1,599)	(2,283)	(32,952)	(6,903)
Unrealized gains (losses)	$ 20,523	$ 20,217	$ 58,128	$ 34,958